Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	¥ 94,592		¥ 81,850
Foreign Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	439,089		98,917
Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	31,125		32,516
Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	17,371		12,069
Forward Contracts
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	737		920
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	652		995
Interest Rate Swap Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	96		153
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,972		1,676
Currency Swap Agreement
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	21,905		2,160
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	277		1,769
Currency Option Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	369		1,096
Fair Value, Inputs, Level 1 | Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	94,482	[1]	81,747	[1]
Fair Value, Inputs, Level 1 | Foreign Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	439,089	[1]	98,917	[1]
Fair Value, Inputs, Level 1 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	5,023	[1]	6,272	[1]
Fair Value, Inputs, Level 1 | Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	5	[1]	419	[1]
Fair Value, Inputs, Level 2 | Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	110	[2]	103	[2]
Fair Value, Inputs, Level 2 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	22,629	[2]	23,516	[2]
Fair Value, Inputs, Level 2 | Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	17,366	[2]	11,650	[2]
Fair Value, Inputs, Level 2 | Forward Contracts
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	737	[2]	920	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	652	[2]	995	[2]
Fair Value, Inputs, Level 2 | Interest Rate Swap Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	96	[2]	153	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,972	[2]	1,676	[2]
Fair Value, Inputs, Level 2 | Currency Swap Agreement
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	21,905	[2]	2,160	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	277	[2]	1,769	[2]
Fair Value, Inputs, Level 2 | Currency Option Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	369	[2]	1,096	[2]
Fair Value, Inputs, Level 3 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	¥ 3,473	[3]	¥ 2,728	[3]

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs